Net Loss Per Share - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 12, 2017
Class Of Stock [Line Items]
Weighted-average number of outstanding shares of common stock excluded from calculation of diluted net loss per share	14,346,056	0	1,244,043	580,580
Warrants to Receive One Share of Common Stock
Class Of Stock [Line Items]
Business combination, share price	$ 11.50		$ 11.50		$ 11.50
Warrant agreement date	Dec. 12, 2017		Dec. 12, 2017
Number of fractional shares issued upon exercise of warrants	0		0
Period after business combination when warrants become exercisable	30 days		30 days
Warrants exercisable expiration period after completion of business combination	5 years		5 years
Net cash settlement value of warrants	$ 0		$ 0
Redemption price per warrant	$ 0.01		$ 0.01
Minimum period of prior written notice of redemption of warrants	30 days		30 days
Minimum price per share required for redemption of warrants	$ 18.00		$ 18.00
Warrants redemption covenant, threshold trading days	20 days		20 days
Warrants redemption covenant, threshold consecutive trading days	30 days		30 days
Warrants or rights outstanding	11,154,938		11,154,938